Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	3 Months Ended
Mar. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

5. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

At March 31, 2015 and December 31, 2014, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	March 31, 2015	December 31, 2014
Borrowings under lines of credit	$117,964	$132,495
Other financial liabilities	395	198
Short-term borrowings and other financial liabilities	118,359	132,693
Short-term borrowings from related parties (see Note 2.b, excluding interest)	24,450	5,357
Short-term borrowings, other financial liabilities and short-term borrowings from related parties	$142,809	$138,050

	March 31, 2015	December 31, 2014
Borrowings under lines of credit	$117,964	$132,495
Other financial liabilities	395	198
Short-term borrowings and other financial liabilities	118,359	132,693
Short-term borrowings from related parties (see Note 2.b, excluding interest)	24,450	5,357
Short-term borrowings, other financial liabilities and short-term borrowings from related parties	$142,809	$138,050

Short-term Borrowings from related parties

The Company is party to an unsecured loan agreement with Fresenius SE under which the Company or its subsidiaries may request and receive one or more short-term advances up to an aggregate amount of $400,000 until maturity on October 30, 2017. The interest on the advance(s) will be at a fluctuating rate per annum equal to LIBOR or EURIBOR as applicable plus an applicable margin. Advances can be repaid and reborrowed. On March 31, 2015, the Company received an advance of €19,700 ($21,195) at an interest rate of 1.16%. Subsequent to March 31, 2015, the Company received an additional advance from Fresenius SE increasing the amount borrowed to €41,200 ($44,327) and is due on April 30, 2015. For further information on short-term borrowings from related party outstanding at March 31, 2015, see Note 2 b.